Other Operating (Income) Expense	12 Months Ended
Dec. 31, 2011
Other Operating (Income) Expense [Abstract]
Other Operating (Income) Expense
12.	Other operating (income) expense

Other operating (income) expense is summarized as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Sundry shipping income	$(327)	$(350)	$(288)
Other sundry income	(9)	(39)	(144)

	$(336)	$(389)	$(432)